Share-based Compensation - General (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Feb. 25, 2021	Jan. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Feb. 21, 2021	Jul. 31, 2020	Dec. 31, 2018	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted			18,035,000	9,705,000	10,580,000
Requisite service period			4 years	4 years	4 years
Number of options outstanding			59,961,539	48,740,000	41,220,000			31,010,000
2015 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of ordinary shares reserved for issuance						76,778,005	60,778,005		31,918,690
Contractual term			10 years
Vesting period			4 years
Number of options granted			3,217,000
Requisite service period			4 years
Number of options outstanding			59,961,539	48,740,000
Total incremental share-based compensation expense		$ 5,861
Expenses expected to be amortized over the remaining requisite service period		$ 2,950
Percentage of issued and outstanding stock of the entity considered for annual incremental in total number of shares available for issuance	2.00%
2015 Plan | Restricted Share Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted			3,050,000
2015 Plan | Share-based Payment Arrangement, Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period			2 years
Vesting percentage			50.00%
2015 Plan | Share-based Payment Arrangement, Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period			2 years
Vesting percentage			50.00%